Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (96,388)	$ (12,545)	$ (8,052)
Adjustments to reconcile net loss to cash used in operating activities:
Excess cost for acquisition of an equity investee			814
Net loss on equity method investment			44
Imputed interest			532
Depreciation expenses	32	18	10
Share-based compensation	22,683
Research and Development Expenses Settled by Shares Issuance	42,259
Loss on disposal of property and equipment			27
Changes in assets and liabilities:
Advances to suppliers	(726)	(710)	(73)
Prepaid expenses and other current assets	96	(334)	(22)
Other noncurrent assets	(240)	(121)
Accounts payable	2,935	144	94
Due to related parties	(210)	(222)	(168)
Accrued expenses	699	(102)	210
Other current liabilities	64	174	14
Net cash used in operating activities	(28,796)	(13,698)	(6,570)
Cash flows from investing activities:
Acquisitions of property and equipment	(76)	(64)	(40)
Loans to related parties			(861)
Cash obtained from acquisition of an equity investee			1,256
Purchase of short-term investments	(3,074)
Net cash provided by (used in) investing activities	(3,150)	(64)	355
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	50,505	15,250	16,000
Proceeds from a third party loan			1,000
Proceeds from loans due to related parties			1,273
Repayment of loans due to related parties			(402)
Cash distribution to equity owner in the Internal Restructuring			(1,201)
Payment of initial public offering costs	(2,783)	(537)
Net cash provided by financing activities	47,722	14,713	16,670
Effect of foreign exchange rate changes	18	(85)	(26)
Net increase in cash and cash equivalents	15,794	866	10,429
Cash at beginning of year	11,687	10,821	392
Cash at end of year	27,481	11,687	10,821
Non-cash activities:
Ordinary shares issued to acquire Wanchun Pharma			2,400
Deemed contribution through the Internal Restructuring			9,393
Initial public offering costs accrued in accrued expenses		1,324
Net settlement of related party loans			1,800
Research and development expense settled by share issuance	$ 42,259